Acquisition of Ocean Freight - Additional information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			7 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 26, 2011 OceanFreight	Aug. 24, 2011 OceanFreight	Nov. 03, 2011 OceanFreight	Dec. 31, 2011 OceanFreight
Total Per Share Consideration				$ 19.85
Per Share Cash Consideration				$ 11.25		$ 11.25
Number Of Shares Received By Acquiree Shareholders				0.52326		0.52326
Business Combination Number Of Shares Acquired					3,000,856
Percentage of shares acquired					50.50%
Payments to Acquire Businesses, Gross						$ 66,895
Other Comprehensive Income / (Loss) of subsidiary	24,166	11,164	(16,609)				926
Additional paid in capital	2,837,525	2,908,950					(11,552)
Business Aquisition Value Of Shares Transferred						48,687
Vessels Net	2,059,570	1,956,270			300,540
Advances for vessels and drillships under construction	1,201,807	1,027,889	2,072,699		94,922
Fair Value Adjustment Of Vessels					113,540
Fair Value Adjustment Of Construction In Progress					63,100
Minimum Contract Period					1
Maximum Contract Period					8
Finite-Lived Intangible Assets, Accumulated Amortization					7,218
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							11,801
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual							$ (59)